Inventories (Details) - Schedule of inventories - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of inventories [Abstract]
Ore on leach pad	$ 5,488,902	$ 6,583,986
Carbon column in process	119,461	133,640
Finished goods	146,251	129,391
Inventory gross	5,754,614	6,847,017
Less long-term portion	(1,081,425)	(1,505,020)
Total	$ 4,673,189	$ 5,341,997